Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Sales, net	$ 561,347	$ 548,970	$ 644,769
Selling, marketing, general and administrative expenses:
Selling and marketing	48,340	32,861	31,754
Advertising	8,280	5,681	4,902
General and administrative	57,057	52,813	56,757
Settlements and loss contingencies	61,446	558,924
Total selling, marketing, general and administrative expenses	175,123	650,279	93,413
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	1,653	1,363	725
Income in respect of deposits	(1,331)	(2,432)	(11,714)
Interest from marketable securities	(8,509)	(19,105)	(22,655)
Foreign currency transaction (loss) gain	(1,985)	365	(14,838)
Total financial (income) expenses	(10,172)	(19,809)	(48,482)
United States [Member]
Disaggregation of Revenue [Line Items]
Sales, net	376,677	383,829	495,673
Canada [Member]
Disaggregation of Revenue [Line Items]
Sales, net	130,066	110,167	97,997
Israel [Member]
Disaggregation of Revenue [Line Items]
Sales, net	47,915	46,574	42,817
Other [Member]
Disaggregation of Revenue [Line Items]
Sales, net	$ 6,689	$ 8,400	$ 8,282